Income Taxes (Details - Provision for income taxes) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 0
State	50
Foreign	379,246
Total Current	379,296
Deferred:
Federal	0
State	0
Foreign	15,870
Total Deferred	15,870
Total	$ 395,166	$ 233,304